Statement of Additional Information Supplement dated November 15, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Structured Core Fund
Invesco Global Real Estate Income Fund
All references to Invesco Select Real Estate Income Fund in this Statement of Additional Information are hereby deleted and replaced with Invesco Global Real Estate Income Fund.
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Structured Core Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2011 (except as noted):

		Other Registered
		Investment Companies				Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in				Vehicles Managed (assets		Managed
	Range of	millions)				in millions)		(assets in millions)
	Investments	Number				Number		Number
“Portfolio	in Each	of				of		of
Manager	Fund[1]	Accounts		Assets		Accounts	Assets	Accounts	Assets
Invesco Structured Core Fund
Michael Abata[2]	None	None		None		None	None	None	None
Glen Murphy	None	9	[3]	$1,869.1	[3]	3	$123.1	53	$5,610.2
Daniel Tsai	None	9	[3]	$1,869.1	[3]	10	$776.8	53	$5,610.2
Anne Unflat	None	9	[3]	$1,869.1	[3]	10	$776.8	53	$5,610.2
Andrew Waisburd	None	9	[3]	$1,869.1	[3]	3	$123.1	53	$5,610.2

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Abata began serving as a portfolio manager of Invesco Structured Core Fund on November 15, 2011. Information for Mr. Abata has been provided as of October 31, 2011.

3	This amount includes 9 funds that pay performance-based fees with $1,869.1 M in total assets under management.”